LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 10, 2010

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

The following table replaces, and to the extent inconsistent therewith, supersedes the table found in each fund’s Statement of Additional Information under either the headings “Management – Interested Trustee and Officer; Additional Officers” or “Management – Interested Trustee; Officers,” as applicable:

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
Interested Trustee and Officer:

R. Jay Gerken, CFA† Born 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002	Managing Director, Legg Mason & Co., LLC (“Legg Mason & Co.”); Chairman of the Board and Trustee/Director of 146 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer (“CEO”) of certain mutual funds associated with Legg Mason or its affiliates; President and CEO, Smith Barney Fund Management LLC (“SBFM”) and Chairman, President and CEO, Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Managing Director of Citigroup Global Markets Inc. (“CGMI”) (1989 to 2006); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (2002 to 2005)	133	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (2002 to 2006)

*	Each Trustee serves until his respective successor has been duly elected and qualified or until his earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.
†	Mr. Gerken is an “interested person” of the fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years
Additional Officers:

Ted P. Becker Born 1951 Legg Mason 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co., LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at Citigroup Asset Management (“CAM”) or its predecessors (2002 to 2005)

John Chiota Born 1968 Legg Mason 100 First Stamford Place Stamford, CT 06902	Chief Anti- Money Laundering Compliance Officer Identity Theft Prevention Officer	Since 2006 Since 2008	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. or its predecessor (since 2004); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years

Robert I. Frenkel Born 1954 Legg Mason 100 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2003	Vice President of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. and its predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. and its predecessors (since 2003)

Thomas C. Mandia Born 1962 Legg Mason 100 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. and its predecessors (since 2006); formerly, Managing Director and Deputy General Counsel for CAM (1992 to 2005)

Kaprel Ozsolak Born 1965 Legg Mason 55 Water Street New York, NY 10041	Chief Financial Officer	Since 2004	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. (2005 to 2010); formerly, Vice President at CAM (1996 to 2005); formerly, Chief Financial Officer and Treasurer of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2004 to 2005); formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2002 to 2004)

Albert Laskaj Born 1977 Legg Mason 55 Water Street New York, NY 10041	Treasurer	Since 2010	Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2010); Vice President of Legg Mason & Co. (since 2008); formerly, Controller of certain mutual funds associated with Legg Mason & Co. (2007 to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. (2005 to 2007); formerly, Accounting Manager of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2003 to 2005)

Jeanne M. Kelly Born 1951 Legg Mason 620 Eighth Avenue New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005); formerly, Director of Global Fund Administration, CAM (1996 to 2005)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the officer took such office.

SCHEDULE A

Name of Fund	Date of Statement of Additional Information

Legg Mason ClearBridge Aggressive Growth Fund	December 29, 2009

Legg Mason Capital Management All Cap Fund	August 28, 2009

Legg Mason ClearBridge Appreciation Fund	February 26, 2010

Legg Mason ClearBridge Equity Income Builder Fund	April 30, 2010

Legg Mason ClearBridge Capital Fund	February 26, 2010

Legg Mason ClearBridge Diversified Large Cap Growth Fund	February 26, 2010

Legg Mason ClearBridge Dividend Strategy Fund	February 26, 2010

Legg Mason ClearBridge Fundamental All Cap Value Fund	January 28, 2010

Legg Mason Batterymarch Global Equity Fund	February 26, 2010

Legg Mason Global Currents International All Cap Opportunity Fund	February 26, 2010

Legg Mason ClearBridge Large Cap Value Fund	February 26, 2010

Legg Mason ClearBridge Large Cap Growth Fund	March 30, 2010

Legg Mason Lifestyle Allocation 30%	May 31, 2010

Legg Mason Lifestyle Allocation 50%	May 31, 2010

Legg Mason Lifestyle Allocation 70%	May 31, 2010

Legg Mason Lifestyle Allocation 85%	May 31, 2010

Legg Mason Lifestyle Allocation 100%	May 31, 2010

Legg Mason Lifestyle Income Fund	May 31, 2010

Legg Mason ClearBridge Mid Cap Core Fund	February 26, 2010

Legg Mason ClearBridge Small Cap Growth Fund	February 26, 2010

Legg Mason ClearBridge Small Cap Value Fund	January 28, 2010

Legg Mason Investment Counsel Social Awareness Fund	May 31, 2010

Legg Mason Batterymarch S&P 500 Index Fund	January 28, 2010

Legg Mason Barrett Financial Services Fund	July 29, 2009

Legg Mason Esemplia Emerging Markets Equity Fund	February 26, 2010

Legg Mason ClearBridge Equity Fund	February 26, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 30, 2010

Legg Mason Permal Tactical Allocation Fund	April 30, 2010

Legg Mason Target Retirement 2015	May 31, 2010

Legg Mason Target Retirement 2020	May 31, 2010

Legg Mason Target Retirement 2025	May 31, 2010

Legg Mason Target Retirement 2030	May 31, 2010

Legg Mason Target Retirement 2035	May 31, 2010

Legg Mason Target Retirement 2040	May 31, 2010

Legg Mason Target Retirement 2045	May 31, 2010

Legg Mason Target Retirement 2050	May 31, 2010

Legg Mason Target Retirement Fund	May 31, 2010

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